OTHER ACCRUED LIABILITIES - Conditional advances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER ACCRUED LIABILITIES.
2024	€ 111
2025	93
2026	93
2027	86
2028	81
Total	€ 463	€ 463